Equity (Schedule of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Options
Options Outstanding as of December 31, 2015 | shares	2,449,742
Granted | shares	559,340
Exercised | shares	(119,564)
Forfeited | shares	(274,057)
Options Outstanding as of December 31, 2016 | shares	2,615,461
Options exercisable as of December 31, 2016 | shares	1,426,304
Weighted Average Exercise Price
Options Outstanding as of December 31, 2015 | $ / shares	$ 39.73
Granted | $ / shares	23.03
Exercised | $ / shares	9.91
Forfeited | $ / shares	42.74
Options Outstanding as of December 31, 2016 | $ / shares	37.21
Options exercisable as of December 31, 2016 | $ / shares	$ 38.63